10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfExplorationExpensesLineItems [Line Items]
Exploration expenses	$ 45	$ 71	$ 199
Geological and geophysical expenses
DisclosureOfExplorationExpensesLineItems [Line Items]
Exploration expenses	17	27	39
Decrease in abandoned and unproductive wells
DisclosureOfExplorationExpensesLineItems [Line Items]
Exploration expenses	$ 28	$ 44	$ 160